Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA  19103-7018
215.564.8000

April 27, 2012

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:           GPS Funds II
Registration Nos. 333-170106 and 811-22486

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 4 under the 1933 Act and Amendment No. 7 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registration Statement of GPS Funds II (the “Trust”).  The Trust is filing the Amendment for the purpose of adding both Institutional and Service Shares for three new series designated as GuidePathSM Multi-Asset Income Fund, GuidePathSM Altegris Multi-Strategy Alternative Fund, and GuidePathSM Fixed Income Fund.

Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Funds; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at (215) 564-8077 or, in my absence, Michael O’Hare at (215) 564-8198.

Very truly yours,

   /s/ Fabio Battaglia, Esq.
Fabio Battaglia, Esq.